UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7005 Date of fiscal year end: October 31
Date of reporting period:  April 29, 2005


Item 1. Report to Stockholders
------------------------------

SEMIANNUAL REPORT

APRIL 29, 2005

THRIVENT FINANCIAL
SECURITIES LENDING TRUST

THRIVENT FINANCIAL SECURITIES LENDING TRUST

William D. Stouten, Portfolio Manager

The Trust seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and maintain a stable $1.00 per share net asset value by investing in dollar-denominated securities with remaining maturity of one year or less.

During the six-month period ended April 29, 2005, the Federal Open Market Committee continued its tightening pattern of raising the fed funds rate. While the Trust's weighted-average maturity has fluctuated in response to these moves, it remained shorter than the weighted-average maturity of the peer group throughout the period. We expect the Fed to continue to raise rates at a measured pace, and we will continue to manage for liquidity and conservative yield improvement.


[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Commercial Paper          81.4%
Other                      2.5%
U.S. Municipal             1.3%
U.S. Government            6.4%
Certificate of Deposit     8.4%


THRIVENT FINANCIAL SECURITIES LENDING TRUST FUND
AS OF APRIL 29, 2005*

7-Day Yield               2.82%
7-Day Effective Yield     2.86%

AVERAGE ANNUAL TOTAL RETURNS**
For the Period from September 16, 2004
(commencement of operation) to April 29, 2005

Net Asset Value           1.39%

* Seven-day yields of the Thrivent Financial Securities Lending Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should not be considered an indication of future results.

** Past performance is not an indication of future results. Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company which investors should read and consider carefully before investing. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.


Shareholder Expense Example
(Unaudited)

As a shareholder of the Trust, you incur ongoing cost, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 through April 29, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                   Beginning      Ending                Expenses
                     Account     Account             Paid During   Annualized
                       Value       Value                  Period*     Expense
                   11/1/2004   4/29/2005   11/1/2004 - 4/29/2005        Ratio

Thrivent Financial Securities Lending Trust

Actual               $ 1,000     $ 1,012                  $ 0.25         0.05%
Hypothetical **      $ 1,000     $ 1,024                  $ 0.25         0.05%

* Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 180/365 to reflect the one-half year period.

** Assuming 5% total return before expenses


SCHEDULE OF INVESTMENTS
AS OF APRIL 29, 2005 (UNAUDITED)

Thrivent Financial Securities Lending Trust (a)

<CAPTON>

------------------------------------------------------------------------------------------------------------
     Principal                                                     Interest       Maturity
     Amount     Certificate of Deposit (8.4%)                      Rate (b)           Date             Value
------------------------------------------------------------------------------------------------------------
Banking-Domestic (6.2%)
    $25,000,000 Barclays Bank plc NY                                 2.950%       6/14/2005      $25,000,000
     20,000,000 Credit Suisse First Boston NY (c)                    2.883        5/25/2005       20,001,005
     25,000,000 Rabobank Nederland NY (c)                            2.880        5/16/2005       24,991,931
     23,365,000 Royal Bank of Canada NY (c)                          2.935        5/25/2005       23,361,028
     12,500,000 Royal Bank of Scotland NY (c)                        2.874        5/16/2005       12,495,571
     25,000,000 Societe Generale NY (c)                              2.803         6/2/2005       24,994,160
      5,000,000 Svenska Handelsbanken NY                             2.800         5/3/2005        4,999,999
     25,000,000 Svenska Handelsbanken NY (c)                         2.890        5/17/2005       24,994,396
     85,000,000 UBS AG                                               2.910         5/2/2005       85,000,000
------------------------------------------------------------------------------------------------------------
               Total Banking-Domestic                                                            245,838,090
============================================================================================================
Banking-Foreign (2.2%)
     85,880,000 Societe Generale                                     2.940         5/2/2005       85,880,000
------------------------------------------------------------------------------------------------------------
               Total Banking-Domestic                                                             85,880,000
------------------------------------------------------------------------------------------------------------
               Total Certificate of Deposit                                                      331,718,090
============================================================================================================

     Principal                                                    Interest        Maturity
     Amount     Commercial Paper (81.4%)                          Rate (b)            Date             Value
------------------------------------------------------------------------------------------------------------
Asset-Backed Commercial Paper (1.1%)
    $15,000,000 GOVCO, Inc.                                         2.790%       5/19/2005       $14,977,912
     30,000,000 GOVCO, Inc.                                         3.100        7/25/2005        29,777,833
------------------------------------------------------------------------------------------------------------
                Total Asset-Backed Commercial Paper                                               44,755,745
============================================================================================================
Banking-Domestic (18.1%)
     20,000,000 Acts Retirement - Life Communities, Inc.            2.930         6/6/2005        19,939,772
     12,601,000 Associates Corporation of North America             6.000        7/15/2005        12,690,351
     10,000,000 Bank One NA Illinois (c)                            3.014        5/16/2005        10,007,339
     25,000,000 Bank One NA Illinois (c)                            3.170        6/20/2005        25,014,749
     10,600,000 Barclays US Funding, LLC                            2.800         5/2/2005        10,598,351
     15,000,000 Barclays US Funding, LLC                            3.005        5/27/2005        14,966,194
     60,848,000 Blue Spice, LLC                                     3.000         5/3/2005        60,833,184
     25,000,000 Citigroup, Inc. (c)                                 2.950         6/1/2005        25,005,542
     24,425,000 Citigroup, Inc.                                     4.125        6/30/2005        24,486,732
     25,000,000 Credit Suisse First Boston Company                  3.000        5/27/2005        24,943,750
     30,000,000 Deutsche Bank Financial, LLC                        2.850         5/5/2005        29,988,125
     30,000,000 Dexia Delaware, LLC                                 2.670         5/2/2005        29,995,550
      8,450,000 Dexia Delaware, LLC                                 2.850         5/6/2005         8,445,986
      9,000,000 Dexia Delaware, LLC                                 3.000        5/16/2005         8,988,000
     25,000,000 Dexia Delaware, LLC                                 2.785        5/17/2005        24,967,122
     20,000,000 Dexia Delaware, LLC                                 3.000        6/22/2005        19,911,667
     50,000,000 Fifth Third Bancorp (c)                             2.980        5/23/2005        50,000,000
     25,000,000 Louis Dreyfus Corporation                           2.800         5/2/2005        24,996,111
     29,500,000 Louis Dreyfus Corporation                           2.920        5/18/2005        29,456,930
     10,000,000 Louis Dreyfus Corporation                           2.790         5/2/2005         9,998,450
      5,041,000 MLTC Funding, Inc.                                  3.010        5/24/2005         5,030,884
     67,790,000 Rabobank USA Finance Corporation                    3.000         5/2/2005        67,778,806
      6,917,000 River Fuel Company No. 2, Inc.                      3.030        6/21/2005         6,886,727
      7,893,000 River Fuel Trust Funding Company, Inc.              3.030        6/21/2005         7,858,455
      5,559,000 River Fuel Trust No. 1                              3.000        6/17/2005         5,536,764
      7,956,000 River Fuel Trust No. 1                              3.030        6/21/2005         7,921,179
     15,869,000 Society of New York Hospital Fund                   2.820         5/3/2005        15,865,271
     20,000,000 Society of New York Hospital Fund                   2.750         5/6/2005        19,990,833
     30,000,000 Stadshypotek Delaware, Inc.                         2.800         5/4/2005        29,990,667
      3,600,000 UBS Finance Corporation                             3.000         5/3/2005         3,599,100
      5,800,000 UBS Finance Corporation                             2.980         5/6/2005         5,797,245
     45,000,000 US Bank NA (c)                                      2.950         6/6/2005        45,011,583
     25,000,000 Wells Fargo & Company (c)                           3.030         6/3/2005        25,032,380
------------------------------------------------------------------------------------------------------------
                Total Banking-Domestic                                                           711,533,799
============================================================================================================
Banking-Foreign (1.1%)
     25,000,000 HBOS Treasury Services plc (c)                      3.160        7/12/2005        25,012,305
     20,000,000 Royal Bank of Scotland plc (c)                      2.970        5/23/2005        20,000,000
------------------------------------------------------------------------------------------------------------
                Total Banking-Foreign                                                             45,012,305
============================================================================================================
Brokerage (3.6%)
     30,000,000 Goldman Sachs Group, Inc.                           3.000        5/18/2005        29,955,000
     25,000,000 Goldman Sachs Group, Inc.                           3.000        5/24/2005        24,950,000
     21,500,000 Lehman Brothers Holdings, Inc. (c)                  3.250        7/22/2005        21,506,726
     20,000,000 Merrill Lynch & Company, Inc. (c)                   3.430        7/18/2005        20,059,512
     25,000,000 Morgan Stanley                                      3.030        6/15/2005        24,903,208
     20,000,000 Morgan Stanley (c)                                  2.860         6/3/2005        20,000,000
------------------------------------------------------------------------------------------------------------
                Total Brokerage                                                                  141,374,446
============================================================================================================
Communications (d)
      2,000,000 Gannett Company, Inc.                               3.000        5/11/2005         1,998,167
------------------------------------------------------------------------------------------------------------
                Total Communications                                                               1,998,167
============================================================================================================
Consumer Cyclical (4.1%)
     20,000,000 American Honda Finance Corporation (c)              2.836         5/6/2005        20,000,000
     20,000,000 American Honda Finance Corporation (c)              3.019         6/8/2005        20,011,092
     25,000,000 Toyota Credit Puerto Rico                           2.800         5/3/2005        24,994,167
     30,000,000 Toyota Credit Puerto Rico                           3.020        6/27/2005        29,854,033
     10,000,000 Toyota Credit Puerto Rico                           3.040        6/28/2005         9,950,178
     30,000,000 Toyota Credit Puerto Rico                           3.040        6/29/2005        29,848,000
     25,000,000 Toyota Motor Credit Corporation                     3.000        6/30/2005        24,872,917
------------------------------------------------------------------------------------------------------------
                Total Consumer Cyclical                                                          159,530,387
============================================================================================================
Consumer Non-Cyclical (2.8%)
     10,000,000 Alcon Capital Corporation                           2.800         5/3/2005         9,997,667
     16,500,000 Cargill, Inc.                                       2.760         5/2/2005        16,497,470
     55,000,000 UnitedHealth Group, Inc.                            2.970         5/2/2005        54,990,975
     30,000,000 UnitedHealth Group, Inc.                            2.800         5/4/2005        29,990,667
------------------------------------------------------------------------------------------------------------
                Total Consumer Non-Cyclical                                                      111,476,779
============================================================================================================
Education (2.5%)
     62,046,000 Duke University                                     2.750         5/2/2005        62,036,561
     35,550,000 Yale University                                     2.750         5/2/2005        35,544,569
------------------------------------------------------------------------------------------------------------
                Total Education                                                                   97,581,130
============================================================================================================
Electric (0.3%)
     11,000,000 Southern Company                                    3.000        5/23/2005        10,978,917
------------------------------------------------------------------------------------------------------------
                Total Electric                                                                    10,978,917
============================================================================================================
Energy (2.1%)
     55,000,000 Total Capital SA                                    2.950         5/2/2005        54,991,253
     27,000,000 Total Capital SA                                    3.000         5/4/2005        26,991,000
------------------------------------------------------------------------------------------------------------
                Total Energy                                                                      81,982,253
============================================================================================================
Finance (39.5%)
     20,500,000 Amsterdam Funding Corporation                       2.990         5/5/2005        20,491,914
     30,000,000 Amsterdam Funding Corporation                       2.920        5/27/2005        29,934,300
     37,000,000 Barton Capital Corporation                          2.820         5/4/2005        36,988,434
     25,000,000 Barton Capital Corporation                          2.840         5/5/2005        24,990,243
     11,778,000 Barton Capital Corporation                          2.900        5/11/2005        11,767,563
      3,805,000 Barton Capital Corporation                          3.000        5/17/2005         3,799,610
     25,000,000 Chariot Funding, LLC                                2.820         5/3/2005        24,994,125
     20,000,000 Chariot Funding, LLC                                2.810         5/5/2005        19,992,194
     16,208,000 Chariot Funding, LLC                                2.920        5/13/2005        16,190,910
     36,220,000 Chariot Funding, LLC                                3.000        5/18/2005        36,166,453
     22,500,000 Chariot Funding, LLC                                3.020        5/27/2005        22,449,038
      3,800,000 Corporate Asset Finance Company, LLC                2.980         6/7/2005         3,788,047
     25,000,000 CXC, Inc.                                           2.990         5/4/2005        24,991,694
     25,000,000 Delaware Funding Corporation                        2.840         5/6/2005        24,988,167
      5,000,000 Delaware Funding Corporation                        2.880         5/9/2005         4,996,400
     25,000,000 Delaware Funding Corporation                        3.000        5/17/2005        24,964,583
     27,550,000 Delaware Funding Corporation                        3.000        5/19/2005        27,506,379
     12,332,000 Edison Asset Securitization, LLC                    2.850         5/6/2005        12,326,142
     25,000,000 Edison Asset Securitization, LLC                    3.100        8/12/2005        24,776,111
     25,000,000 Falcon Asset Securitization Corporation             2.840        5/11/2005        24,978,305
     22,000,000 Falcon Asset Securitization Corporation             2.960        5/23/2005        21,958,396
     25,000,000 Fountain Square Commercial Funding Corporation      3.040        6/27/2005        24,877,556
     25,489,000 Galaxy Funding, Inc.                                2.980         5/2/2005        25,484,780
     15,000,000 Galaxy Funding, Inc.                                3.000        6/17/2005        14,940,000
     30,000,000 Galaxy Funding, Inc.                                3.010        6/20/2005        29,872,075
     25,000,000 Galaxy Funding, Inc.                                3.040        6/28/2005        24,875,444
     25,000,000 Grampian Funding, LLC                               3.000        5/31/2005        24,935,417
     15,000,000 Grampian Funding, LLC                               3.170        9/13/2005        14,820,367
     20,000,000 HSBC Finance Corporation                            2.680         5/2/2005        19,997,022
     22,500,000 Jupiter Securitization Corporation                  2.950         5/2/2005        22,496,500
     20,000,000 Jupiter Securitization Corporation                  2.950        5/12/2005        19,980,333
     14,124,000 Jupiter Securitization Corporation                  2.900        5/13/2005        14,109,209
     29,993,000 Jupiter Securitization Corporation                  2.880        5/16/2005        29,954,609
     22,327,000 Jupiter Securitization Corporation                  2.950        5/19/2005        22,292,238
     25,000,000 Kitty Hawk Funding Corporation                      2.910        5/16/2005        24,967,667
     25,000,000 Kitty Hawk Funding Corporation                      3.000        5/23/2005        24,952,083
     15,000,000 Nieuw Amsterdam Receivables                         2.930        5/18/2005        14,978,025
     51,266,000 Nieuw Amsterdam Receivables                         2.960        5/20/2005        51,181,835
     20,000,000 Nieuw Amsterdam Receivables                         3.010        5/23/2005        19,961,539
     23,000,000 Nieuw Amsterdam Receivables                         3.000        5/24/2005        22,954,000
     24,772,000 Old Line Funding Corporation                        2.960         5/5/2005        24,761,816
     15,000,000 Park Avenue Receivables Corporation                 3.000         5/6/2005        14,992,500
     25,000,000 Park Avenue Receivables Corporation                 3.000        5/25/2005        24,947,917
     30,000,000 Preferred Receivables Funding Corporation           2.950         5/2/2005        29,995,083
      4,142,000 Preferred Receivables Funding Corporation           2.930        5/17/2005         4,136,269
     25,000,000 Ranger Funding Company, LLC                         2.840         5/5/2005        24,990,139
      2,041,000 Ranger Funding Company, LLC                         2.890         5/6/2005         2,040,017
     25,000,000 Ranger Funding Company, LLC                         3.020        5/25/2005        24,947,569
     26,891,000 Ranger Funding Company, LLC                         2.940        6/15/2005        26,789,980
     55,000,000 Sheffield Receivables Corporation                   2.800         5/2/2005        54,991,458
     15,810,000 Sheffield Receivables Corporation                   2.920        5/10/2005        15,797,176
     20,000,000 Sheffield Receivables Corporation                   2.960        5/24/2005        19,960,533
     25,000,000 Sheffield Receivables Corporation                   3.020        5/25/2005        24,947,569
     20,000,000 Sheffield Receivables Corporation                   3.000        5/26/2005        19,956,667
     25,000,000 Societe Generale North American                     2.890         5/2/2005        24,995,986
     25,000,000 Solitaire Funding, LLC                              2.970         5/3/2005        24,993,812
     25,000,000 Solitaire Funding, LLC                              3.000        5/26/2005        24,945,833
     25,000,000 Solitaire Funding, LLC                              3.010        5/27/2005        24,943,562
     25,000,000 Solitaire Funding, LLC                              3.040        6/30/2005        24,871,222
     25,000,000 Thunder Bay Funding, Inc.                           2.900         5/9/2005        24,982,313
     15,526,000 Thunder Bay Funding, Inc.                           3.000        5/16/2005        15,505,299
      3,616,000 Thunder Bay Funding, Inc.                           2.980         6/1/2005         3,606,422
     11,653,000 Thunder Bay Funding, Inc.                           3.020        6/20/2005        11,603,145
     25,000,000 Triple A-1 Funding Corporation                      2.990        5/12/2005        24,975,083
     20,000,000 Triple A-1 Funding Corporation                      2.880        5/13/2005        19,979,200
      7,072,000 Triple A-1 Funding Corporation                      2.950        5/16/2005         7,062,728
      6,238,000 Triple A-1 Funding Corporation                      3.000        5/25/2005         6,225,004
     16,057,000 Triple A-1 Funding Corporation                      3.030        6/10/2005        16,001,590
     25,000,000 Triple A-1 Funding Corporation                      3.090        7/20/2005        24,826,187
     25,000,000 Tulip Funding Corporation                           3.020        5/31/2005        24,934,986
     25,000,000 Windmill Funding I Corporation                      2.950        5/11/2005        24,977,465
     20,000,000 Windmill Funding I Corporation                      2.920        5/26/2005        19,957,822
------------------------------------------------------------------------------------------------------------
                Total Finance                                                                  1,553,312,059
============================================================================================================
Insurance (6.2%)
     25,000,000 AIG Funding, Inc.                                   2.800         5/4/2005        24,992,222
     25,000,000 AIG Funding, Inc.                                   2.940        5/20/2005        24,959,167
     30,000,000 AIG Funding, Inc.                                   3.000        5/23/2005        29,942,500
     25,000,000 AIG Funding, Inc.                                   3.020        5/31/2005        24,934,986
     17,000,000 Allstate Financial Global Funding (c)               3.170        6/20/2005        17,016,990
     19,626,000 American Family Financial Services, Inc.            2.660        5/19/2005        19,598,447
      5,000,000 Aquinas Funding, LLC                                2.950        5/17/2005         4,993,035
     20,000,000 Swiss Reinsurance Company                           2.850        6/20/2005        19,919,250
     16,000,000 Torchmark Corporation                               2.810         5/2/2005        15,997,502
     14,000,000 Torchmark Corporation                               2.860         5/4/2005        13,995,563
      7,000,000 Torchmark Corporation                               2.840         5/5/2005         6,997,239
     13,000,000 Torchmark Corporation                               2.850         5/6/2005        12,993,825
     15,000,000 Torchmark Corporation                               3.040        5/20/2005        14,974,667
      8,200,000 Torchmark Corporation                               3.040        5/23/2005         8,184,074
      5,000,000 Torchmark Corporation                               3.040        5/24/2005         4,989,867
------------------------------------------------------------------------------------------------------------
                Total Insurance                                                                  244,489,334
------------------------------------------------------------------------------------------------------------
                Total Commercial Paper                                                         3,204,025,321
============================================================================================================

     Principal                                                     Interest       Maturity
     Amount     Other (2.5%)                                       Rate (b)       Date                 Value
------------------------------------------------------------------------------------------------------------
     $1,015,000 Morgan Stanley Institutional Liquidity Fund         2.770%        N/A             $1,015,000
     96,625,000 Barclays Prime Money Market Fund                    2.840         N/A             96,625,000
        500,000 Reserve Primary Fund                                2.660         N/A                500,000
------------------------------------------------------------------------------------------------------------
                Total Other                                                                       98,140,000
============================================================================================================

     Principal                                                     Interest       Maturity
     Amount     U.S. Municipal (1.3%)                              Rate (b)       Date                 Value
------------------------------------------------------------------------------------------------------------
    $50,000,000 New Jersey Economic Development Authority Lease     3.040%        5/4/2005       $50,000,000
                Revenue State Pension Funding Revenue Bonds (c)
------------------------------------------------------------------------------------------------------------
                Total U.S. Municipal                                                              50,000,000
============================================================================================================

     Principal                                                     Interest       Maturity
     Amount     U. S. Government (6.4%)                            Rate (b)       Date                 Value
------------------------------------------------------------------------------------------------------------
    $13,700,000 Federal Home Loan Bank (c)                          2.870%        5/16/2005      $13,697,844
      9,000,000 Federal Home Loan Bank                              1.500         8/26/2005        8,974,776
     10,000,000 Federal Home Loan Bank                              2.250        10/18/2005        9,991,408
     13,000,000 Federal Home Loan Bank                              2.500         11/2/2005       13,000,000
     25,000,000 Federal Home Loan Mortgage Corporation              2.049          5/2/2005       24,997,222
     25,000,000 Federal Home Loan Mortgage Corporation              1.706         5/16/2005       24,977,334
     23,000,000 Federal Home Loan Mortgage Corporation              2.112          8/5/2005       22,867,690
      5,000,000 Federal National Mortgage Association (c)           2.970          5/2/2005        5,000,186
     50,000,000 Federal National Mortgage Association (c)           2.870         5/17/2005       49,994,117
     45,000,000 Federal National Mortgage Association (c)           2.947         5/31/2005       44,990,428
     25,000,000 Federal National Mortgage Association (c)           3.025         7/21/2005       24,991,446
     10,000,000 Federal National Mortgage Association               2.369         9/16/2005        9,908,684
------------------------------------------------------------------------------------------------------------
                Total U.S. Government                                                            253,391,135
------------------------------------------------------------------------------------------------------------
                Total Investments (at amortized cost)                                         $3,937,274,546
============================================================================================================



(a) The categories of investments are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Financial Securities Lending Trust

The accompanying notes to the financial statements are an integral part of this schedule.


STATEMENT OF ASSETS AND LIABILITIES
AS OF APRIL 29, 2005 (UNAUDITED)

Thrivent Financial Securities Lending Trust

-------------------------------------------------------------------
Assets
Investments at cost                                  $3,937,274,546
Investments at value                                  3,937,274,546
Cash                                                          7,751
Dividend and interest receivable                          2,516,332
-------------------------------------------------------------------
Total Assets                                          3,939,798,629
===================================================================

Liabilities
Distributions Payable                                     9,142,796
Accrued expenses                                             10,834
Payable for investments purchased                        23,374,362
Payable to affiliate                                        139,449
-------------------------------------------------------------------
Total Liabilities                                        32,667,441
===================================================================

Net Assets
Capital Stock (beneficial interest)                   3,907,125,480
Accumulated undistributed net realized gain
on investments                                                5,708
-------------------------------------------------------------------
Total Net Assets                                     $3,907,131,188
===================================================================

Net Assets                                           $3,907,131,188
Shares of beneficial interest outstanding             3,907,125,480
Net asset value per share                                     $1.00

The accompanying notes to the financial statements are an integral part of this statement.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 29, 2005 (UNAUDITED)

Thrivent Financial Securities Lending Trust

-------------------------------------------------------------------
Investment Income
Dividends                                                $1,393,112
Taxable interest                                         45,203,387
Tax exempt interest                                         253,871
-------------------------------------------------------------------
Total Investment Income                                  46,850,370
===================================================================

Expenses
Adviser fee                                                 869,305
Accounting and pricing fees                                  27,224
Audit and legal fees                                         11,854
Custody fees                                                 42,951
Printing and Postage fees                                     3,762
Transfer agent fees                                          21,490
Trustees' fees and insurance expenses                         9,273
Other expenses                                                5,185
-------------------------------------------------------------------
Total Expenses Before Reimbursement                         991,044
===================================================================

Less:
Reimbursement from adviser                                  (24,033)
Custody Earnings Credit                                      (1,117)
-------------------------------------------------------------------
Total Net Expenses                                          965,894
===================================================================

Net Investment Income                                    45,884,476
===================================================================

Realized and Unrealized Gains/(Losses) on Investments
Net realized gains on investments                             5,710
-------------------------------------------------------------------
Net Realized and Unrealized Gains on Investments              5,710
===================================================================

Net Increase in Net Assets Resulting From Operations    $45,890,186
===================================================================

The accompanying notes to the financial statements are an integral part of this statement.


STATEMENT OF CHANGES IN NET ASSETS

Thrivent Financial Securities Lending Trust

                                For the Six Months      Period From
                                   Ended 4/29/2005        9/16/2004
                                        (unaudited)  (inception) to
                                                         10/31/2004
-------------------------------------------------------------------
Operations
Net investment income                  $45,884,476       $8,331,936
Net realized gains on investments            5,710            5,562
-------------------------------------------------------------------
Net Increase in Net Assets Resulting
From Operations                         45,890,186        8,337,498
===================================================================

Distributions to Shareholders
From net investment income             (45,884,476)      (8,331,936)
From net realized gains                     (5,564)              --
-------------------------------------------------------------------
Total Distributions to Shareholders    (45,890,040)      (8,331,936)
===================================================================

Capital Stock Transactions             (35,216,219)   3,942,341,699
===================================================================

Net Increase in Net Assets             (35,216,073)   3,942,347,261
===================================================================

Net Assets Beginning of Period       3,942,347,261              --
===================================================================

Net Assets End of Period            $3,907,131,188   $3,942,347,261
===================================================================


The accompanying notes to the financial statements are an integral part of this statement.


NOTES TO FINANCIAL STATEMENTS
AS OF APRIL 29, 2005 (UNAUDITED)

Thrivent Financial Securities Lending Trust

A. Organization

The Thrivent Financial Securities Lending Trust (the "Trust") was organized as a Massachusetts Business Trust on August 5, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All transactions in the Trust are from Affiliates of the Trust.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

B. Significant Accounting Policies

Valuation - Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Federal Income Taxes - The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was required.

Fees Paid Indirectly - The Trust has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

Distributions to Shareholders - Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Other - For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis.

C. Investment Advisory Management Fees and Transactions with Related
Parties

The Trust has entered into an Investment Advisory Agreement with Thrivent Financial for Lutherans (the "Adviser") under which the Trust pays a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at 0.045% of the average daily net assets of the Trust.

Each Trustee who is not affiliated with Thrivent Financial for Lutherans or the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant's deferred compensation account will increase or decrease as if it were invested in shares of the Thrivent Mutual Funds based on their choice.

Trustees not participating in the above plan received $2,571 in fees from the Trust for the six months ended April 29, 2005. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed certain reasonable expenses incurred in relation to attendance at the meetings.

The Adviser has voluntarily reimbursed the Trust for all expenses in excess of 0.05% of average daily net assets since inception.

D. Federal Income Tax Information

The cost basis of the investments is the same for financial reporting purposes and Federal income tax purposes.

E. Trust Transactions

Transactions in trust shares were as follows:

                                         Shares               Amount
Period from September 16, 2004
to October 31, 2004
Sold                              4,630,139,403       $4,630,139,403
Redeemed                           (687,797,704)        (687,797,704)
                                  -------------       --------------
Net Change                        3,942,341,699       $3,942,341,699
                                  =============       ==============

For the Six Months Ended
April 29, 2005
Sold                              6,385,178,628       $6,385,178,628
Redeemed                         (6,420,394,847)      (6,420,394,847)
                                  -------------       --------------
Net Change                          (35,216,219)        $(35,216,219)
                                  =============       ==============


FINANCIAL HIGHLIGHTS
PER SHARE INFORMATION (a)

Thrivent Financial Securities Lending Trust



                                      For the Six       Period From
                                     Months Ended         9/16/2004
                                        4/29/2005        (inception)
                                       (unaudited)    To 10/31/2004
-------------------------------------------------------------------
Net asset value: Beginning
of Period                                   $1.00             $1.00

Income from Investment Operations:
Net investment income                        0.01              0.00
Net realized and unrealized gain/(loss) on
investments (b)                                --                --
-------------------------------------------------------------------
Total from Investment Operations             0.01              0.00
===================================================================

Distributions from:

Net investment income                       (0.01)             0.00

-------------------------------------------------------------------
Total Distributions                         (0.01)             0.00
===================================================================

Net asset value: End of Period              $1.00             $1.00
===================================================================
Total return (c)                             1.17%             0.22%
Net assets: end of period
(in thousands)                           $3,907.1          $3,942.3
Ratio of expenses to average
net assets (d)                               0.05%             0.05%
Ratio of net investment income to
average net assets (d)                       2.38%             1.80%
Portfolio turnover rate                       N/A               N/A
If the Fund had paid all its expenses without the advisors voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (d)  0.05%             0.05%
Ratio of net investment income to
average net assets (d)                       2.37%             1.80%

(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

(d) Computed on an annualized basis for periods less than one year.

The accompanying notes to the financial statements are an integral part of this schedule.

ADDITIONAL INFORMATION
(unaudited)


PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust's Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-947-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov). Since the Trust did not commence operations until September 16, 2004, the Trust has not yet filed a report on how it voted proxies relating to portfolio securities.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust's Forms N-Q by calling 1-800-947-4836. The Trust's Forms N-Q also are available on the SEC web site (www.sec.gov). You also may review and copy the Forms N-Q for the Trust at the SEC's Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

This report is submitted for the information of shareholders of Thrivent Financial Securities Lending Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Financial Securities Lending Trust, which contains more complete information about the Trust, including investment policies, charges and expenses.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com  e-mail: mail@thrivent.com  800-THRIVENT (800-847-4836)




Item 2. Code of Ethics
------------------------------------------------------------------------
Not applicable to semiannual report

Item 3. Audit Committee Financial Expert
------------------------------------------------------------------------
Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services
------------------------------------------------------------------------
Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants
------------------------------------------------------------------------
Not applicable.

Item 6. Schedule of Investments
------------------------------------------------------------------------
Registrant's Schedule of Investments is included in the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
------------------------------------------------------------------------
Management Investment Companies
-------------------------------
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
------------------------------------------------------------------------
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment
------------------------------------------------------------------------
Company and Affiliated Purchasers.
----------------------------------
Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders
------------------------------------------------------------------------
There have been no material changes to the procedures by which shareholders may recommend nominees to registrant's board of trustees.

Item 11. Controls and Procedures
------------------------------------------------------------------------
(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There has been no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 12. Exhibits
------------------------------------------------------------------------
(a) Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 22, 2005                       THRIVENT FINANCIAL
                                          SECURITIES LENDING TRUST

                                      By: /s/ Pamela J. Moret
                                          -------------------
                                          Pamela J. Moret
                                          President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 22, 2005                   By: /s/ Pamela J. Moret
                                          -------------------
                                          Pamela J. Moret
                                          President


Date: June 22, 2005                   By: /s/ Randall L. Boushek
                                          ----------------------
                                          Randall L. Boushek
                                          Treasurer